Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Fee Related Earnings(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
	($)	($)	($)	($)	($)	($)	($ in thousands)	($ in thousands)
2022	34,601,100	37,288,439	13,511,355	13,746,133	213	127	167,541	994,350
2021	70,842,896	135,601,181	23,162,854	25,070,250	245	162	386,748	712,308
2020	7,303,953	21,737,279	41,384,164	43,239,871	138	115	130,442	431,231

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is Michael J Arougheti. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2022, our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal and Jarrod Phillips. For fiscal year 2021 our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal, Jarrod Phillips and Michael R. McFerran. For fiscal year 2020 our Other NEOs were Antony P. Ressler, David B. Kaplan, Bennett Rosenthal and Michael R. McFerran.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return for our peer group is the U.S. Dow Jones U.S. Asset Managers Index (the “Peer Group”), which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 34,601,100	$ 70,842,896	$ 7,303,953
PEO Actually Paid Compensation Amount	$ 37,288,439	135,601,181	21,737,279
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and do not reflect compensation actually earned, realized or received, the following adjustments were made to the amounts reported for Mr. Arougheti in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in each calculations was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Arougheti during the applicable year. “Compensation Actually Paid” for Mr. Arougheti includes performance equity awards with market conditions that have fully vested during the periods presented. Those performance equity awards with market conditions are presented as if the market conditions were met on the respective grant dates, with corresponding changes in fair value between the grant dates and vesting dates included within “Compensation Actually Paid.”

	2022	2021	2020
Description	($)	($)	($)
Reported Summary Compensation Total for PEO	34,601,100	70,842,896	7,303,953
Change in Pension Value Deduction for PEO(a)	—	—	—
Pension Service Cost Addition for PEO(a)	—	—	—
Prior Pension Service Cost Addition for PEO(a)	—	—	—
Reported Stock Awards Deduction for PEO(b)	(13,728,000)	(53,154,000)	—
Equity Award Adjustments for PEO(c)	16,415,339	117,912,285	14,433,326
Compensation Actually Paid to PEO	37,288,439	135,601,181	21,737,279
(a)    The Company has no pension plans.
(b)     Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)     For each covered year, the amounts added or deducted in calculated equity award adjustments include:

	Add Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year for PEO	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for PEO	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO	Total Equity Award Adjustments for PEO
Year	($)	($)	($)	($)	($)	($)	($)
2022	20,532,000	(5,987,325)	—	—	—	1,870,664	16,415,339
2021	24,381,000	11,406,621	80,934,000	—	—	1,190,664	117,912,285
2020	—	5,679,989	—	7,953,337	—	800,000	14,433,326

Non-PEO NEO Average Total Compensation Amount	$ 13,511,355	23,162,854	41,384,164
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,746,133	25,070,250	43,239,871
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and do not reflect compensation actually earned, realized or received, when calculating the “average compensation actually paid for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

	2022	2021	2020
Description	($)	($)	($)
Average Reported Summary Compensation Total for Other NEOs	13,511,355	23,162,854	41,384,164
Average Change in Pension Value Deduction for Other NEOs(a)	—	—	—
Average Pension Service Cost Addition for Other NEOs(a)	—	—	—
Average Prior Pension Service Cost Addition for Other NEOs(a)	—	—	—
Average Reported Stock Awards Deduction for Other NEOs(b)	(2,527,768)	(8,947,999)	(1,497,989)
Average Equity Award Adjustments for Other NEOs(c)	2,762,546	10,855,395	3,353,696
Average Compensation Actually Paid to Other NEOs	13,746,133	25,070,250	43,239,871
___________________________________
(a)    The Company has no pension plans.
(b)     Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.
(c)     For each covered year, the amounts added or deducted in calculated equity award adjustments include:

	Add Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year for Other NEOs	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Other NEOs	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Other NEOs	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Other NEOs	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Other NEOs	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Other NEOs	Total Equity Award Adjustments for Other NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2022	3,642,839	(1,211,912)	—	(29,074)	—	360,693	2,762,546
2021	5,618,764	2,706,186	8,078,500	585,891	(6,542,651)	408,705	10,855,395
2020	1,603,052	1,731,738	—	(263,798)	—	282,704	3,353,696

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return (“TSR”)

As demonstrated by the table above, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officers is generally aligned with the Company’s TSR over the three year period presented in the table. While the Company does not use TSR as a performance measure in its overall executive compensation program, the measure of TSR is correlated with the performance of the Company which is consistent with the objective of aligning NEO compensation with the interests of our stockholders.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income As demonstrated by the table above, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officers is generally aligned with the Company’s net income over the three year period presented in the table. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with the performance of the Company which is consistent with the objective of aligning NEO compensation with the interests of our stockholders.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Fee Related Earnings

As demonstrated by the table above, the fee related earnings steadily increased over the three year reporting period, while the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the
	non-PEO Named Executive Officers fluctuated over the three year period. As described in “Compensation Discussion and Analysis” our compensation program takes into account various factors, including FRE which is correlated with the performance of the Company, in order to create alignment between the interests of our NEOs and fund investors and stockholders, which impacted the amount of ‘compensation actually paid’ as required to be calculated in accordance with Item 402(v) of Regulation S-K.
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR and Peer Group TSR The Company’s TSR from the beginning to the end of the period presented in the table outperformed the Company’s peer group TSR over the period presented in the table.
Tabular List [Table Text Block]

Most Important Performance Measures
Fee Related Earnings
After-tax Realized Income per share of Class A and non-voting common stock
Assets Under Management
Fund performance

Total Shareholder Return Amount	$ 213	245	138
Peer Group Total Shareholder Return Amount	127	162	115
Net Income (Loss)	$ 167,541,000	$ 386,748,000	$ 130,442,000
Company Selected Measure Amount	994,350,000	712,308,000	431,231,000
PEO Name	Michael J Arougheti	Michael J Arougheti	Michael J Arougheti
Additional 402(v) Disclosure [Text Block]	The total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market closed on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.Represents the amount of net income reflected in the Company’s audited Generally Accepted Accounting Principles (“GAAP”) financial statements for each applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Fee Related Earnings
Non-GAAP Measure Description [Text Block]	Our company-selected measure is Fee Related Earnings (“FRE”). FRE, a non-GAAP measure, is used to assess core operating performance by determining whether recurring revenue, primarily consisting of management fees and fee related performance revenues, is sufficient to cover operating expenses and to generate profits. FRE differs from income before taxes computed in accordance with GAAP as FRE excludes net performance income, investment income from our funds and certain other items that we believe are not indicative of our core operating performance. Fee related performance revenues, together with fee related performance compensation, is presented within FRE because it represents incentive fees from perpetual capital vehicles that are measured and received on a recurring basis and are not dependent on realization events from the underlying investments. FRE is further described in our Annual Report on Form 10-K, including a reconciliation of non-GAAP measures to the corresponding GAAP measure within “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Segment Analysis—Non-GAAP Financial Measures—Fee Related Earnings.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	After-tax Realized Income per share of Class A and non-voting common stock
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Assets Under Management
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Fund performance
PEO [Member] | Adjustment, Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Adjustment, Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,728,000)	(53,154,000)	0
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,415,339	117,912,285	14,433,326
PEO [Member] | Adjustment, Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	20,532,000	24,381,000	0
PEO [Member] | Adjustment, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,987,325)	11,406,621	5,679,989
PEO [Member] | Adjustment, Fair Value As Of Vesting Date of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	80,934,000	0
PEO [Member] | Adjustment, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	7,953,337
PEO [Member] | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,870,664	1,190,664	800,000
Non-PEO NEO [Member] | Adjustment, Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,527,768)	(8,947,999)	(1,497,989)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,762,546	10,855,395	3,353,696
Non-PEO NEO [Member] | Adjustment, Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,642,839	5,618,764	1,603,052
Non-PEO NEO [Member] | Adjustment, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,211,912)	2,706,186	1,731,738
Non-PEO NEO [Member] | Adjustment, Fair Value As Of Vesting Date of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	8,078,500	0
Non-PEO NEO [Member] | Adjustment, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(29,074)	585,891	(263,798)
Non-PEO NEO [Member] | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(6,542,651)	0
Non-PEO NEO [Member] | Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 360,693	$ 408,705	$ 282,704